INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2022
INCOME TAX
Schedule of significant components of the Company's deferred tax assets

	December 31,	December 31,
	2022	2021
Deferred tax assets
Net operating loss carryforward	$—	$25,360
Startup Costs	1,231,442	364,454
Unrealized gain/loss - Trust	(588,900)	—
Total deferred tax assets	642,542	389,814
Valuation allowance	(1,231,441)	(389,814)
Deferred tax assets, net of allowance	$(588,899)	$—

Schedule of income tax provision

	December 31,	December 31,
	2022	2021
Federal
Current	$230,537	$—
Deferred	(119,370)	(389,814)
State
Current	$63,893	$
Deferred	(133,358)	—
Change in valuation allowance	841,627	389,814
Provision for income taxes	$883,329	$—

Schedule of reconciliation of the total income tax provision tax rate to the statutory federal income tax rate

	December 31,
	2022	2021

Statutory federal income tax rate	21.0%	21.0%
State taxes, net of federal tax benefit	5.5%	0.0%
State tax credit	(0.1)%	0.0%
Deferred tax liability change in rate	(0.9)%	0.0%
Acquisition facilitative expenses	0.5%	0.0%
Penalties and interest	0.0%	0.0%
Offering costs	0.0%	1.7%
Change in fair value of warrant liability	(16.4)%	(27.4)%
Reduction in deferred underwriting fee	(9.2)%	0.0%
Valuation allowance	7.7%	4.7%
Income tax provision	8.1%	0.0%